Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Global Income Builder VIP

		Shares	Value ($)
Common Stocks 50.1%
Communication Services 5.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.		18,197	530,443
BCE, Inc.		3,865	158,549
Deutsche Telekom AG (Registered)		10,585	136,687
Koninklijke KPN NV		51,414	122,586
Nippon Telegraph & Telephone Corp.		6,514	156,077
Orange SA		12,858	157,445
Proximus SADP		4,967	113,927
Singapore Telecommunications Ltd.		58,587	104,632
Spark New Zealand Ltd.		26,228	63,696
Swisscom AG (Registered)		290	155,997
Telefonica Brasil SA (ADR) (Preferred)		14,755	140,615
Telefonica SA		11,609	53,029
Telenor ASA		11,289	164,199
Telia Co. AB		62,492	224,521
TELUS Corp.		11,104	175,559
Verizon Communications, Inc.		8,562	460,036
			2,917,998
Entertainment 0.3%
NetEase, Inc. (ADR)		873	280,198
Interactive Media & Services 0.4%
Alphabet, Inc. "C"*		78	90,699
Facebook, Inc. "A"*		752	125,434
Tencent Holdings Ltd. (ADR)		4,756	233,472
			449,605
Media 1.0%
Charter Communications, Inc. "A"*		720	314,143
Comcast Corp. "A"		5,404	185,789
Interpublic Group of Companies, Inc.		6,464	104,652
ITV PLC		82,874	67,500
Omnicom Group, Inc.		1,810	99,369
Shaw Communications, Inc. "B"		7,145	115,910
Singapore Press Holdings Ltd.		49,972	64,300
WPP PLC		11,624	79,109
			1,030,772
Wireless Telecommunication Services 0.6%
China Mobile Ltd. (ADR)		2,896	109,092
KDDI Corp.		6,446	191,041
NTT DoCoMo, Inc.		7,048	220,291
Vodafone Group PLC		104,602	145,194
			665,618
Consumer Discretionary 3.9%
Auto Components 0.2%
Bridgestone Corp.		3,394	104,091
Nokian Renkaat Oyj		4,649	113,151
			217,242
Automobiles 0.9%
Bayerische Motoren Werke AG		2,041	104,950
Fiat Chrysler Automobiles NV		8,202	60,051
Ford Motor Co.		42,943	207,415
General Motors Co.		4,215	87,588
Honda Motor Co., Ltd.		4,766	107,161
Subaru Corp.		10,195	195,544
Toyota Motor Corp.		3,291	198,123
			960,832
Diversified Consumer Services 0.1%
Tal Education Group (ADR)*		2,090	111,313
Hotels, Restaurants & Leisure 0.9%
Carnival Corp.		3,271	43,079
Darden Restaurants, Inc.		1,277	69,546
Las Vegas Sands Corp.		3,597	152,765
McDonald's Corp.		1,316	217,601
Sands China Ltd.		43,296	157,872
Starbucks Corp.		1,837	120,764
TUI AG		9,495	42,310
Wynn Macau Ltd.		65,961	99,149
			903,086
Household Durables 0.3%
Barratt Developments PLC *		12,106	65,641
Garmin Ltd.		1,459	109,367
Leggett & Platt, Inc.		2,584	68,941
Sekisui House Ltd.		6,549	108,215
			352,164
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd. (ADR)*		612	119,022
Amazon.com, Inc.*		123	239,816
JD.com, Inc. (ADR)*		4,167	168,763
			527,601
Multiline Retail 0.3%
Kohl's Corp.		3,770	55,004
Marks & Spencer Group PLC		37,303	45,595
Target Corp.		1,356	126,067
Wesfarmers Ltd.		5,496	117,071
			343,737
Specialty Retail 0.6%
Dufry AG (Registered)		1,064	32,658
Hennes & Mauritz AB "B"		7,931	101,955
Home Depot, Inc.		1,222	228,159
Lowe's Companies, Inc.		1,237	106,444
The Gap, Inc.		9,847	69,323
TJX Companies, Inc.		2,506	119,812
			658,351
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.		5,920	76,664
Consumer Staples 3.1%
Beverages 0.5%
Coca-Cola Co.		6,574	290,900
PepsiCo, Inc.		2,331	279,953
			570,853
Food & Staples Retailing 0.2%
Casino Guichard Perrachon SA (a)		3,321	127,601
Walgreens Boots Alliance, Inc.		2,228	101,931
			229,532
Food Products 0.9%
General Mills, Inc.		2,693	142,110
Kellogg Co.		2,195	131,678
Kraft Heinz Co.		4,952	122,512
Mowi ASA		5,963	89,798
Nestle SA (Registered)		3,307	338,340
The JM Smucker Co.		1,331	147,741
			972,179
Household Products 0.4%
Kimberly-Clark Corp.		1,066	136,309
Procter & Gamble Co.		2,760	303,600
			439,909
Personal Products 0.2%
Coty, Inc. "A"		9,596	49,516
Pola Orbis Holdings, Inc.		7,056	130,653
			180,169
Tobacco 0.9%
British American Tobacco PLC		7,852	267,512
Japan Tobacco, Inc.		16,661	308,542
Philip Morris International, Inc.		5,292	386,104
			962,158
Energy 1.8%
Energy Equipment & Services 0.1%
Schlumberger Ltd.		6,399	86,322
Oil, Gas & Consumable Fuels 1.7%
BP PLC		44,374	185,135
Chevron Corp.		2,460	178,252
CNOOC Ltd. (ADR)		1,362	140,926
Ecopetrol SA (ADR)		3,900	37,089
Enbridge, Inc.		5,588	162,709
Eni SpA		11,774	119,117
Equinor ASA		7,870	97,384
Exxon Mobil Corp.		6,765	256,867
Keyera Corp. (a)		3,745	34,808
Kinder Morgan, Inc.		6,982	97,189
Lundin Petroleum AB		8,186	156,582
ONEOK, Inc.		1,999	43,598
Rosneft Oil Co. PJSC (GDR), REG S		21,224	86,360
Suncor Energy, Inc.		2,715	43,330
TOTAL SA		2,891	110,650
Woodside Petroleum Ltd.		4,918	54,439
			1,804,435
Financials 7.4%
Banks 3.3%
Australia & New Zealand Banking Group Ltd.		8,081	84,289
Banco Bradesco SA (ADR)		14,599	59,272
Banco Santander Brasil SA (ADR)		15,622	80,766
Banco Santander SA		37,847	91,671
Bank of Nova Scotia		2,948	120,388
Bendigo & Adelaide Bank Ltd.		24,961	96,068
BNP Paribas SA		4,561	137,370
BOC Hong Kong Holdings Ltd.		40,500	111,873
Canadian Imperial Bank of Commerce		1,739	101,327
Citigroup, Inc.		2,045	86,135
Citizens Financial Group, Inc.		2,326	43,752
Commonwealth Bank of Australia		3,679	140,300
Credit Agricole SA		13,000	94,410
DBS Group Holdings Ltd.		12,084	156,393
DNB ASA		4,140	46,329
Hang Seng Bank Ltd.		3,875	66,072
ICICI Bank Ltd. (ADR)		10,288	87,448
ING Groep NV		21,584	112,441
JPMorgan Chase & Co.		1,967	177,089
Lloyds Banking Group PLC		99,257	38,857
Mitsubishi UFJ Financial Group, Inc.		27,760	103,173
Mizuho Financial Group, Inc.		92,279	105,605
National Australia Bank Ltd.		14,635	149,336
Oversea-Chinese Banking Corp., Ltd.		15,600	94,312
People's United Financial, Inc.		9,106	100,621
Royal Bank of Canada		2,839	175,851
Sumitomo Mitsui Financial Group, Inc.		4,099	98,776
Svenska Handelsbanken AB "A"*		7,700	64,046
Toronto-Dominion Bank		3,546	150,755
Truist Financial Corp.		2,758	85,057
United Overseas Bank Ltd.		5,300	72,102
Wells Fargo & Co.		6,476	185,861
Westpac Banking Corp.		18,550	187,486
			3,505,231
Capital Markets 0.6%
Amundi SA 144A		1,012	59,888
Blackstone Group, Inc.		2,000	91,140
CME Group, Inc.		689	119,135
IGM Financial, Inc.		4,025	66,783
Nomura Holdings, Inc.		25,954	109,239
UBS Group AG (Registered)		20,133	186,955
			633,140
Insurance 3.5%
Admiral Group PLC		2,991	82,671
Ageas		2,600	107,562
Allianz SE (Registered)		780	134,369
American Financial Group, Inc.		1,019	71,411
American International Group, Inc.		1,592	38,606
Assicurazioni Generali SpA		9,735	132,857
AXA SA		9,074	156,455
Baloise Holding AG (Registered)		749	98,339
Chubb Ltd.		635	70,923
Everest Re Group Ltd.		755	145,277
Fidelity National Financial, Inc.		3,003	74,715
Great-West Lifeco, Inc.		4,897	84,592
Legal & General Group PLC		70,191	166,553
Mapfre SA		44,042	75,219
MetLife, Inc.		3,031	92,658
MS&AD Insurance Group Holdings, Inc.		3,243	90,648
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		499	100,270
NN Group NV		4,125	110,169
Poste Italiane SpA 144A		12,997	110,553
Power Corp. of Canada		13,690	220,238
Prudential Financial, Inc.		1,507	78,575
Sampo Oyj "A”		11,029	322,596
SCOR SE		5,493	121,258
Sompo Holdings, Inc.		2,421	74,962
Suncorp Group Ltd.		8,923	50,004
Swiss Life Holding AG (Registered)		288	97,938
Swiss Re AG		7,827	602,642
Zurich Insurance Group AG		823	290,481
			3,802,541
Health Care 5.3%
Biotechnology 1.0%
AbbVie, Inc.		6,190	471,616
Amgen, Inc.		1,427	289,295
Gilead Sciences, Inc.		3,838	286,929
			1,047,840
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		2,655	209,506
Medtronic PLC		2,416	217,875
			427,381
Health Care Providers & Services 0.4%
Cardinal Health, Inc.		2,956	141,711
CVS Health Corp.		1,200	71,196
UnitedHealth Group, Inc.		798	199,005
			411,912
Pharmaceuticals 3.5%
Astellas Pharma, Inc.		8,488	131,508
AstraZeneca PLC		2,333	209,658
Bayer AG (Registered)		2,181	126,179
Bristol-Myers Squibb Co.		4,792	267,106
Eli Lilly & Co.		1,699	235,685
GlaxoSmithKline PLC		13,513	254,671
H. Lundbeck AS		2,481	73,787
Johnson & Johnson		2,883	378,048
Merck & Co., Inc.		5,221	401,704
Novartis AG (Registered)		4,205	346,153
Novo Nordisk AS ''B"		2,922	175,868
Pfizer, Inc.		11,091	362,010
Roche Holding AG (Genusschein)		1,422	460,553
Sanofi		2,462	214,823
Takeda Pharmaceutical Co., Ltd.		5,299	161,278
			3,799,031
Industrials 4.6%
Aerospace & Defense 0.7%
BAE Systems PLC		20,013	129,056
Boeing Co.		697	103,951
General Dynamics Corp.		801	105,980
Lockheed Martin Corp.		404	136,936
Raytheon Co.		728	95,477
Rolls-Royce Holdings PLC*		23,681	99,501
Singapore Technologies Engineering Ltd.		42,086	91,882
			762,783
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		1,336	124,809
Airlines 0.1%
Deutsche Lufthansa AG (Registered)		8,584	81,000
easyJet PLC		5,307	37,339
			118,339
Building Products 0.1%
Johnson Controls International PLC		3,406	91,826
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		2	5
Waste Management, Inc.		1,171	108,388
			108,393
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA		3,591	69,835
Bouygues SA		3,267	95,766
Kajima Corp.		11,232	114,834
			280,435
Electrical Equipment 0.5%
ABB Ltd. (Registered)		6,416	111,867
Eaton Corp. PLC		1,735	134,792
Emerson Electric Co.		1,538	73,286
Prysmian SpA		12,212	195,479
			515,424
Industrial Conglomerates 0.4%
3M Co.		876	119,583
Honeywell International, Inc.		917	122,685
Siemens AG (Registered)		1,356	115,376
			357,644
Machinery 0.4%
Cummins, Inc.		585	79,162
Komatsu Ltd.		3,600	58,924
PACCAR, Inc.		3,066	187,425
Yangzijiang Shipbuilding Holdings Ltd.		167,000	97,253
			422,764
Marine 0.1%
Kuehne & Nagel International AG (Registered)		951	130,342
Professional Services 0.1%
Adecco Group AG (Registered)		2,513	99,049
Road & Rail 0.3%
Aurizon Holdings Ltd.		36,727	95,540
ComfortDelGro Corp., Ltd.		82,074	87,057
Union Pacific Corp.		951	134,129
			316,726
Trading Companies & Distributors 1.0%
ITOCHU Corp.		8,212	169,587
Marubeni Corp.		18,807	93,574
Mitsubishi Corp.		28,342	601,011
Mitsui & Co., Ltd.		8,420	116,695
Sumitomo Corp.		9,224	105,893
			1,086,760
Transportation Infrastructure 0.4%
Aena SME SA 144A		412	45,039
SATS Ltd.		22,906	50,848
Transurban Group (Units)		46,754	344,629
			440,516
Information Technology 10.3%
Communications Equipment 0.8%
Cisco Systems, Inc.		8,725	342,980
Juniper Networks, Inc.		5,857	112,103
Motorola Solutions, Inc.		875	116,305
Nokia Oyj		39,701	124,115
Telefonaktiebolaget LM Ericsson "B"		14,828	120,581
			816,084
Electronic Equipment, Instruments & Components 0.5%
Alps Alpine Co., Ltd.		4,509	43,622
Corning, Inc.		4,860	99,824
Kyocera Corp.		1,715	101,070
Murata Manufacturing Co., Ltd.		2,500	127,012
TE Connectivity Ltd.		1,515	95,415
Venture Corp., Ltd.		13,859	131,082
			598,025
IT Services 3.0%
Accenture PLC "A"		1,224	199,830
Automatic Data Processing, Inc.		1,154	157,729
Broadridge Financial Solutions, Inc.		1,202	113,986
DXC Technology Co.		3,090	40,325
Fujitsu Ltd.		1,646	149,325
GDS Holdings Ltd. (ADR)*		1,300	75,361
International Business Machines Corp.		3,271	362,852
Leidos Holdings, Inc.		1,573	144,166
MasterCard, Inc. "A"		1,389	335,527
NEC Corp.		4,168	151,784
Okta, Inc.*		600	73,356
Paychex, Inc.		2,625	165,165
PayPal Holdings, Inc.*		1,380	132,121
Sabre Corp.		5,342	31,678
Shopify, Inc. "A"*		457	191,470
Square, Inc. "A"*		6,126	320,880
Visa, Inc. "A"		2,250	362,520
Western Union Co.		10,833	196,402
Wirecard AG		499	57,298
			3,261,775
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*		2,200	100,056
Analog Devices, Inc.		1,152	103,277
Applied Materials, Inc.		1,500	68,730
Broadcom, Inc.		1,225	290,447
Intel Corp.		4,516	244,406
KLA Corp.		889	127,785
Lam Research Corp.		481	115,440
Maxim Integrated Products, Inc.		2,929	142,379
QUALCOMM., Inc.		2,000	135,300
Skyworks Solutions, Inc.		700	62,566
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		9,019	431,018
Texas Instruments, Inc.		2,252	225,042
Tokyo Electron Ltd.		363	68,205
			2,114,651
Software 2.0%
Adobe, Inc.*		694	220,858
Autodesk, Inc.*		400	62,440
DocuSign, Inc.*		750	69,300
Intuit, Inc.		537	123,510
Microsoft Corp.		3,591	566,337
Oracle Corp.		4,584	221,545
Paycom Software, Inc.*		446	90,096
salesforce.com, Inc.*		938	135,053
SAP SE		1,032	114,759
ServiceNow, Inc.*		564	161,631
Splunk, Inc.*		500	63,115
Trend Micro, Inc.		2,929	144,381
WiseTech Global Ltd.		6,489	67,566
Workday, Inc. "A"*		400	52,088
			2,092,679
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.		1,929	490,526
Brother Industries Ltd.		3,771	57,366
Canon, Inc.		16,176	351,387
FUJIFILM Holdings Corp.		1,349	67,823
Hewlett Packard Enterprise Co.		9,542	92,653
HP, Inc.		7,740	134,366
NetApp, Inc.		3,703	154,378
Raytheon Technologies Corp.		946	89,236
Samsung Electronics Co., Ltd. (GDR)		160	158,880
Seagate Technology PLC		5,646	275,525
Seiko Epson Corp.		9,703	104,724
Western Digital Corp.		1,878	78,162
Xerox Holding Corp.		2,434	46,100
			2,101,126
Materials 1.9%
Chemicals 0.8%
Air Products & Chemicals, Inc.		596	118,967
BASF SE		1,231	58,659
Covestro AG 144A		1,753	53,586
Dow, Inc.		5,071	148,276
Linde PLC		411	71,103
LyondellBasell Industries NV "A"		1,721	85,413
Methanex Corp.		3,400	41,386
Mitsubishi Chemical Holdings Corp.		19,409	115,360
Nutrien Ltd.		5,100	174,349
			867,099
Construction Materials 0.1%
Boral Ltd.		24,800	30,986
LafargeHolcim Ltd. (Registered)*		2,942	107,855
			138,841
Containers & Packaging 0.3%
Amcor PLC		15,086	122,499
International Paper Co.		3,570	111,134
Westrock Co.		4,008	113,266
			346,899
Metals & Mining 0.7%
BHP Group Ltd.		6,511	115,442
BHP Group PLC		7,382	114,211
Glencore PLC*		56,027	84,837
Mitsubishi Materials Corp.		4,378	89,262
Polyus PJSC (GDR)		1,343	91,593
Rio Tinto Ltd.		1,596	81,909
Rio Tinto PLC		4,685	214,380
			791,634
Real Estate 3.0%
Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		152,206	300,701
British Land Co. PLC		21,005	87,432
CapitaLand Commercial Trust		76,600	82,051
CapitaLand Mall Trust		88,202	110,586
Crown Castle International Corp.		1,105	159,562
H&R Real Estate Investment Trust		13,073	82,955
Host Hotels & Resorts, Inc.		8,456	93,354
Kimco Realty Corp.		7,897	76,364
Klepierre SA		5,076	106,898
Mid-America Apartment Communities, Inc.		1,082	111,478
National Retail Properties, Inc.		2,439	78,511
Omega Healthcare Investors, Inc.		6,953	184,533
Prologis, Inc.		1,665	133,816
Public Storage		666	132,274
Realty Income Corp.		1,983	98,872
RioCan Real Estate Investment Trust		8,821	101,103
Scentre Group		53,425	51,425
Simon Property Group, Inc.		1,829	100,339
SmartCentres Real Estate Investment Trust		6,125	81,997
Stockland		56,188	87,055
Suntec Real Estate Investment Trust		88,351	77,406
Ventas, Inc.		2,393	64,132
VEREIT, Inc.		25,621	125,287
VICI Properties, Inc.		24,009	399,510
Vicinity Centres		67,461	42,612
Welltower, Inc.		1,814	83,045
WP Carey, Inc.		1,832	106,403
			3,159,701
Utilities 3.8%
Electric Utilities 2.3%
American Electric Power Co., Inc.		1,584	126,688
Duke Energy Corp.		2,105	170,253
EDP - Energias de Portugal SA		35,588	142,196
Endesa SA		8,087	172,784
Enel SpA		20,786	145,088
Entergy Corp.		1,300	122,161
Evergy, Inc.		2,224	122,431
Exelon Corp.		3,170	116,688
Fortum Oyj		16,990	249,980
NextEra Energy, Inc.		750	180,465
OGE Energy Corp.		3,096	95,140
Power Assets Holdings Ltd.		18,466	109,722
PPL Corp.		7,317	180,584
Red Electrica Corp. SA		8,526	153,424
Southern Co.		3,508	189,923
SSE PLC		11,030	178,712
			2,456,239
Gas Utilities 0.3%
Enagas SA		6,323	126,283
Naturgy Energy Group SA		6,525	115,210
Snam SpA		28,010	129,952
			371,445
Multi-Utilities 1.2%
AGL Energy Ltd.		10,861	113,345
CenterPoint Energy, Inc.		5,188	80,155
Consolidated Edison, Inc.		1,631	127,218
Dominion Energy, Inc		2,835	204,659
DTE Energy Co.		1,160	110,165
Engie SA		9,032	93,195
National Grid PLC		13,442	157,240
Public Service Enterprise Group, Inc.		2,396	107,604
Sempra Energy		970	109,600
WEC Energy Group, Inc.		1,603	141,272
			1,244,453
Total Common Stocks (Cost $58,953,230)			53,584,275
Preferred Stocks 4.5%
Financials 2.8%
AGNC Investment Corp. Series C, 7.0%		14,427	280,605
Capital One Financial Corp. Series G, 5.2%		10,000	219,100
Citigroup, Inc. Series S, 6.3%		15,000	379,650
Fifth Third Bancorp. Series I, 6.625%		10,000	255,800
JPMorgan Chase & Co. Series AA, 6.1%		15,000	375,900
KeyCorp Series E, 6.125%		10,000	250,000
Morgan Stanley Series K, 5.85%		10,000	246,200
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	413,100
Truist Financial Corp., Series H, 5.625%		10,000	242,300
Wells Fargo & Co. Series Y, 5.625%		15,000	369,450
			3,032,105
Real Estate 1.0%
Kimco Realty Corp. Series L, 5.125%		15,000	325,500
Prologis, Inc. Series Q, 8.54%		164	11,480
Simon Property Group, Inc. Series J, 8.375%		8,000	448,000
VEREIT, Inc. Series F, 6.7%		10,801	238,702
			1,023,682
Utilities 0.7%
Dominion Energy, Inc. Series A, 5.25%		30,000	740,100
Total Preferred Stocks (Cost $5,443,902)			4,795,887
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)		170	6,818
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 11.6%
Communication Services 2.4%
Cablevision Systems Corp., 5.875%, 9/15/2022		200,000	202,000
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		250,000	245,000
144A, 4.75%, 3/1/2030		100,000	99,500
144A, 5.875%, 5/1/2027		250,000	257,500
CenturyLink, Inc., 144A, 4.0%, 2/15/2027		30,000	29,100
Charter Communications Operating LLC, 5.05%, 3/30/2029		100,000	108,100
Lamar Media Corp., 144A, 3.75%, 2/15/2028		110,000	103,112
Match Group, Inc., 144A, 4.125%, 8/1/2030		150,000	134,063
Netflix, Inc.:
4.375%, 11/15/2026		100,000	101,500
5.5%, 2/15/2022		175,000	178,062
5.875%, 11/15/2028		140,000	149,590
NortonLifeLock, Inc., 3.95%, 6/15/2022		275,000	275,267
VeriSign, Inc.:
4.625%, 5/1/2023		300,000	299,250
5.25%, 4/1/2025		300,000	309,000
Walt Disney Co., 4.7%, 3/23/2050		20,000	26,135
			2,517,179
Consumer Discretionary 1.1%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		225,000	207,878
Ford Motor Credit Co. LLC:
4.271%, 1/9/2027		200,000	170,500
4.542%, 8/1/2026		202,000	176,750
Home Depot, Inc.:
3.125%, 12/15/2049		85,000	83,865
3.35%, 4/15/2050		50,000	52,240
Lowe's Companies, Inc.:
5.0%, 4/15/2040		35,000	39,900
5.125%, 4/15/2050		25,000	30,184
McDonald's Corp.:
2.125%, 3/1/2030		40,000	36,952
4.2%, 4/1/2050		50,000	55,927
NIKE, Inc., 3.375%, 3/27/2050		29,000	31,636
O'Reilly Automotive, Inc., 4.2%, 4/1/2030		35,000	36,206
QVC, Inc., 4.75%, 2/15/2027		185,000	163,637
Target Corp., 2.65%, 9/15/2030		30,000	30,886
TJX Companies, Inc., 3.875%, 4/15/2030 (d)		50,000	51,621
			1,168,182
Consumer Staples 0.5%
Albertsons Companies, Inc.:
144A, 3.5%, 2/15/2023		30,000	29,535
144A, 4.625%, 1/15/2027		100,000	99,500
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		121,000	142,223
Archer-Daniels-Midland Co., 2.75%, 3/27/2025		30,000	30,617
BAT Capital Corp., 4.906%, 4/2/2030 (d)		110,000	112,836
General Mills, Inc., 2.875%, 4/15/2030 (d)		70,000	69,860
PepsiCo, Inc., 3.5%, 3/19/2040		30,000	33,561
Sysco Corp., 5.95%, 4/1/2030 (d)		15,000	14,969
			533,101
Energy 1.1%
Apache Corp.:
4.25%, 1/15/2030 (a)		126,000	65,256
4.375%, 10/15/2028		80,000	42,736
Buckeye Partners LP, 144A, 4.125%, 3/1/2025		40,000	33,720
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	167,525
Cheniere Energy Partners LP, 5.625%, 10/1/2026		200,000	184,000
Devon Energy Corp., 5.0%, 6/15/2045		110,000	70,311
Energy Transfer Operating LP, 5.5%, 6/1/2027		100,000	87,038
Enterprise Products Operating LLC, 4.2%, 1/31/2050		172,000	164,099
Exxon Mobil Corp., 3.482%, 3/19/2030		110,000	121,488
Hess Corp., 5.8%, 4/1/2047		70,000	46,594
Range Resources Corp., 5.0%, 8/15/2022 (a)		200,000	149,940
Western Midstream Operating LP, 4.05%, 2/1/2030		130,000	56,594
			1,189,301
Financials 1.7%
Air Lease Corp., 3.0%, 2/1/2030		125,000	90,276
Avolon Holdings Funding Ltd., 144A, 3.25%, 2/15/2027		64,000	50,191
Bank of America Corp., 4.3%, Perpetual (e)		102,000	87,720
BPCE SA, 144A, 4.875%, 4/1/2026		500,000	485,113
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	158,133
PayPal Holdings, Inc., 2.85%, 10/1/2029		150,000	148,421
Progressive Corp., 3.2%, 3/26/2030		15,000	16,218
REC Ltd., 144A, 5.25%, 11/13/2023		200,000	195,705
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		106,000	108,356
4.4%, Perpetual (e)		31,000	25,885
Truist Financial Corp., 4.8%, Perpetual (e)		300,000	258,000
Westpac Banking Corp., 5.0%, Perpetual (e)		200,000	168,453
			1,792,471
Health Care 1.8%
AbbVie, Inc., 4.875%, 11/14/2048		75,000	87,009
Bausch Health Companies, Inc., 144A, 5.25%, 1/30/2030		40,000	37,822
Centene Corp.:
144A, 3.375%, 2/15/2030		65,000	60,450
144A, 4.25%, 12/15/2027		90,000	88,200
144A, 4.625%, 12/15/2029		60,000	60,300
Cigna Corp.:
2.4%, 3/15/2030		30,000	28,414
3.2%, 3/15/2040		15,000	13,880
CVS Health Corp.:
4.25%, 4/1/2050		20,000	20,760
5.05%, 3/25/2048		285,000	325,620
HCA, Inc.:
3.5%, 9/1/2030		405,000	367,421
4.125%, 6/15/2029		110,000	110,190
5.25%, 6/15/2026		500,000	524,384
Select Medical Corp., 144A, 6.25%, 8/15/2026		160,000	160,000
			1,884,450
Industrials 0.7%
3M Co., 3.7%, 4/15/2050		26,000	29,386
Carrier Global Corp., 144A, 3.377%, 4/5/2040		15,000	13,151
General Dynamics Corp.:
4.25%, 4/1/2040		45,000	53,688
4.25%, 4/1/2050		15,000	18,888
Northrop Grumman Corp., 5.25%, 5/1/2050		30,000	40,569
Otis Worldwide Corp.:
144A, 3.112%, 2/15/2040		80,000	75,045
144A, 3.362%, 2/15/2050		30,000	29,128
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		255,000	251,886
144A, 6.25%, 1/15/2028		70,000	60,375
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		200,000	180,560
United Parcel Service, Inc., 5.3%, 4/1/2050		30,000	39,302
			791,978
Information Technology 0.4%
KLA Corp., 3.3%, 3/1/2050		31,000	29,043
MSCI, Inc., 144A, 4.0%, 11/15/2029		70,000	69,537
NVIDIA Corp.:
3.5%, 4/1/2040		14,000	14,854
3.5%, 4/1/2050		22,000	23,921
Open Text Corp., 144A, 3.875%, 2/15/2028		175,000	164,500
Oracle Corp., 3.6%, 4/1/2050		50,000	50,001
Visa, Inc., 2.05%, 4/15/2030		100,000	99,855
			451,711
Materials 0.0%
Newmont Corp., 2.25%, 10/1/2030		45,000	41,812
Valvoline, Inc., 144A, 4.25%, 2/15/2030		10,000	9,374
			51,186
Real Estate 0.5%
American Tower Corp., (REIT), 3.8%, 8/15/2029		165,000	167,029
Crown Castle International Corp., (REIT), 4.15%, 7/1/2050 (d)		40,000	39,560
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		60,000	60,941
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		50,000	49,391
(REIT), 4.75%, 1/15/2028		60,000	64,124
SBA Communications Corp., 144A (REIT), 3.875%, 2/15/2027		80,000	80,200
VICI Properties LP, 144A (REIT), 4.25%, 12/1/2026		62,000	56,885
			518,130
Utilities 1.4%
Calpine Corp.:
144A, 4.5%, 2/15/2028		225,000	218,081
144A, 5.125%, 3/15/2028		100,000	92,000
Duke Energy Indiana LLC, 2.75%, 4/1/2050		60,000	56,299
Edison International, 5.75%, 6/15/2027		300,000	311,591
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	180,500
144A, 4.25%, 7/15/2024		275,000	268,125
Oncor Electric Delivery Co. LLC, 144A, 2.75%, 5/15/2030		30,000	31,166
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	294,998
			1,452,760
Total Corporate Bonds (Cost $13,154,153)			12,350,449
Asset-Backed 6.6%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		720,000	697,734
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		100,000	98,540
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		500,000	502,326
Flagship Credit Auto Trust, "C", Series 2019-4, 144A, 2.77%, 12/15/2025		1,100,000	1,056,859
Hertz Vehicle Financing II LP, "B", Series 2017-2A, 144A, 4.2%, 10/25/2023		500,000	483,442
Hyundai Auto Receivables Trust, "C", Series 2019-B, 2.4%, 6/15/2026		500,000	494,761
			3,333,662
Credit Card Receivables 0.7%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		800,000	736,355
Miscellaneous 2.8%
Ares XXXIV CLO Ltd., "AR2", Series 2015-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.025% **, 4/17/2033		640,000	601,988
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049		218,350	211,033
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		332,350	321,755
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		260,000	253,186
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		57,221	56,675
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		450,992	421,096
RR Ltd., "A1B", Series 2020-8A, 144A, 3-month USD-LIBOR + 1.450%, 2.259% **, 4/15/2033		490,000	445,450
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		493,750	481,411
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		156,400	142,737
			2,935,331
Total Asset-Backed (Cost $7,358,768)			7,005,348
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		2,734	3,207
Federal National Mortgage Association:
4.5%, 9/1/2035		4,872	5,307
6.0%, 1/1/2024		5,472	5,795
Total Mortgage-Backed Securities Pass-Throughs (Cost $13,003)			14,309
Commercial Mortgage-Backed Securities 5.5%
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057		1,400,000	1,452,005
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 2.001% **, 11/15/2035		175,000	160,535
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		750,000	741,948
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		700,000	716,805
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		500,000	460,192
CSAIL Commercial Mortgage Trust, "B", Series 2019-C15, 4.476%, 3/15/2052		500,000	482,820
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 2.5% **, 12/19/2030		250,000	188,725
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.535% **, 12/25/2024		4,854,457	105,856
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029		4,800,000	327,235
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		394,448	373,319
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 2.005% **, 12/15/2033		250,000	229,916
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 2.647% **, 10/15/2049		388,056	342,353
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 2.105% **, 12/15/2035		350,000	329,360
Total Commercial Mortgage-Backed Securities (Cost $6,226,886)			5,911,069
Collateralized Mortgage Obligations 9.8%
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 3.097% **, 9/25/2031		156,016	127,734
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 3.247% **, 8/25/2031		223,661	185,092
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.947% **, 3/25/2031		157,990	138,990
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 3.197% **, 7/25/2030		172,000	148,525
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 3.297% **, 1/25/2031		500,000	419,902
Federal Home Loan Mortgage Corp.:
"GV", Series 4827, 4.0%, 7/15/2031		667,325	724,401
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		77,019	1,065
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		862,573	135,456
"AS", Series 4885, Interest Only, 6.050% minus 1-month USD LIBOR, 5.345% **, 6/15/2049		1,329,920	298,225
"H", Series 2278, 6.5%, 1/15/2031		104	114
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	177,450
"4", Series 406, Interest Only, 4.0%, 9/25/2040		381,104	42,980
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		89,809	16,195
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 2.797% **, 2/25/2050		1,000,000	635,201
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.050%, 2.997% **, 7/25/2049		387,769	315,948
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 3.397% **, 3/25/2049		549,243	455,267
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 3.597% **, 1/25/2049		60,000	52,788
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		151,603	7,407
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		137,738	22,120
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		132,176	21,218
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		90,347	15,118
JP Morgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 2.439% **, 7/25/2050		496,527	457,520
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 2.527% **, 5/25/2050		285,055	270,663
"AM", Series 2016-3, 144A, 3.375% **, 10/25/2046		596,546	589,449
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		1,143,227	1,132,724
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		491,507	513,240
"A4", Series 2019-2, 144A, 4.0%, 8/25/2049		105,021	105,513
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		416,529	408,923
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		142,828	141,533
OBX Trust:
"A18", Series 2020-EXP1, 144A, 3.5%, 2/25/2060		953,501	929,016
"A10", Series 2019-INV1, 144A, 4.0%, 11/25/2048		1,200,000	1,187,294
Sequoia Mortgage Trust, "A4", Series 2018-7, 144A, 4.0%, 9/25/2048		72,902	72,655
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.047% **, 9/25/2048		324,324	266,668
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		446,676	427,926
Total Collateralized Mortgage Obligations (Cost $11,165,604)			10,444,320
Government & Agency Obligations 3.1%
Sovereign Bonds 0.3%
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	270,000	293,434
U.S. Treasury Obligations 2.8%
U.S. Treasury Bond, 2.375%, 11/15/2049		509,000	634,142
U.S. Treasury Notes:
1.375%, 2/15/2023		500,000	515,840
1.5%, 2/15/2030 (a)		1,756,300	1,890,973
			3,040,955
Total Government & Agency Obligations (Cost $3,267,207)			3,334,389
Short-Term U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
(0.021)% ***, 9/10/2020 (f)		250,000	249,872
0.022% ***, 9/10/2020 (f)		250,000	249,872
0.391% ***, 9/10/2020 (f)		100,000	99,948
1.131% ***, 9/10/2020 (f)		100,000	99,949
1.484% ***, 9/10/2020 (f)		140,000	139,928
1.598% ***, 9/10/2020 (f)		400,000	399,795
1.806% ***, 7/16/2020 (g)		1,723,000	1,722,600
Total Short-Term U.S. Treasury Obligations (Cost $2,949,342)			2,961,964
		Shares	Value ($)
Exchange-Traded Funds 3.0%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $3,528,968)		66,160	3,166,418
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (h) (i) (Cost $1,799,878)		1,799,878	1,799,878
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (h) (Cost $2,948,499)		2,948,499	2,948,499
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $116,839,723)		101.5	108,323,623
Other Assets and Liabilities, Net		(1.5)	(1,615,018)
Net Assets		100.0	106,708,605

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (h) (i)
1,105,478	694,400 (j)	—	—	—	2,356	—	1,799,878	1,799,878
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (h)
1,544,128	28,015,383	26,611,012	—	—	13,577	—	2,948,499	2,948,499
2,649,606	28,709,783	26,611,012	—	—	15,933	—	4,748,377	4,748,377

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,771,866, which is 1.7% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued security.
(e) Perpetual, callable security with no stated maturity date.
(f) At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g) At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/19/2020	26	3,457,457	3,605,875	148,418
3 Month Euro Euribor Interest Rate	EUR	12/14/2020	2	553,742	553,739	(3)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/14/2020	2	523,537	523,169	(368)
3 Month Euroyen	JPY	12/14/2020	2	464,946	464,962	16
3 Month Sterling (Short Sterling) Interest Rate	GBP	12/16/2020	3	462,346	464,158	1,812
5 Year U.S. Treasury Note	USD	6/30/2020	20	2,430,362	2,507,188	76,826
90 Day Eurodollar Time Deposit	USD	12/14/2020	2	492,781	498,300	5,519
ASX 90 Day Bank Accepted Bills	AUD	12/10/2020	3	1,842,262	1,843,663	1,401
MSCI Mini Emerging Market Index	USD	6/19/2020	76	2,959,290	3,203,020	243,730
Ultra 10 Year U.S. Treasury Note	USD	6/19/2020	12	1,773,968	1,872,374	98,406
Ultra Long U.S. Treasury Bond	USD	6/19/2020	5	1,013,959	1,109,375	95,416
Total net unrealized appreciation						671,173
At March 31, 2020, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/19/2020	128	3,191,275	3,877,971	(686,696)
S&P 500 E-Mini Index	USD	6/19/2020	11	1,462,420	1,413,334	49,086
TOPIX Index	JPY	6/11/2020	13	1,576,591	1,696,257	(119,666)
Total net unrealized depreciation						(757,276)
At March 31, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed - 1.741% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/23/2020 1/23/2030	2,200,000	USD	(217,666)	—	(217,666)
Fixed - 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	400,000	USD	(44,142)	—	(44,142)
Fixed – 2.0% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2030	2,600,000	USD	(303,571)	(63,261)	(240,310)
Fixed - 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	400,000	USD	(72,583)	—	(72,583)
Total unrealized depreciation						(574,701)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of March 31, 2020 is 1.451%
As of March 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	840,000	USD	556,288	5/4/2020	39,512	Toronto-Dominion Bank
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	567,134	AUD	840,000	5/4/2020	(50,358)	Toronto-Dominion Bank
EUR	567,000	USD	618,675	5/18/2020	(7,779)	Citigroup, Inc.
Total unrealized depreciation					(58,137)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,123,960	$2,220,231	$—	$5,344,191
Consumer Discretionary	2,497,453	1,653,537	—	4,150,990
Consumer Staples	2,092,354	1,262,446	—	3,354,800
Energy	1,167,450	723,307	—	1,890,757
Financials	2,608,375	5,332,537	—	7,940,912
Health Care	3,531,686	2,154,478	—	5,686,164
Industrials	1,618,434	3,237,376	—	4,855,810
Information Technology	9,002,240	1,982,100	—	10,984,340
Materials	1,077,986	1,066,487	—	2,144,473
Real Estate	2,213,535	946,166	—	3,159,701
Utilities	2,185,006	1,887,131	—	4,072,137
Preferred Stocks (k)	4,795,887	—	—	4,795,887
Warrants	—	—	6,818	6,818
Fixed Income Investments (k)
Corporate Bonds	—	12,350,449	—	12,350,449
Asset-Backed	—	7,005,348	—	7,005,348
Mortgage-Backed Securities Pass-Throughs	—	14,309	—	14,309
Commercial Mortgage-Backed Securities	—	5,911,069	—	5,911,069
Collateralized Mortgage Obligations	—	10,444,320	—	10,444,320
Government & Agency Obligations	—	3,334,389	—	3,334,389
Short-Term U.S. Treasury Obligations	—	2,961,964	—	2,961,964
Exchange-Traded Funds	3,166,418	—	—	3,166,418
Short-Term Investments (k)	4,748,377	—	—	4,748,377
Derivatives (l)
Futures Contracts	720,630	—	—	720,630
Forward Foreign Currency Contracts	—	39,512	—	39,512
Total	$44,549,791	$64,527,156	$6,818	$109,083,765
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(806,733)	$—	$—	$(806,733)
Interest Rate Swap Contracts	—	(574,701)	—	(574,701)
Forward Foreign Currency Contracts	—	(58,137)	—	(58,137)
Total	$(806,733)	$(632,838)	$—	$(1,439,571)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Equity Contracts	$ (513,546)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (18,625)
Interest Rate Contracts	$ 427,443	$ (574,701)	$ —